Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

June 30, 2019

HCCIP-QTLY-0819
1.851900.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Biotechnology - 25.1%
Biotechnology - 25.1%
AbbVie, Inc.	162,441	$11,812,710
Abeona Therapeutics, Inc. (a)(b)	600,000	2,868,000
Acceleron Pharma, Inc. (a)	280,000	11,502,400
Acorda Therapeutics, Inc. (a)	460,000	3,528,200
Alexion Pharmaceuticals, Inc. (a)	660,000	86,446,800
Allakos, Inc. (a)(b)	280,000	12,132,400
Allogene Therapeutics, Inc. (b)	130,000	3,490,500
Alnylam Pharmaceuticals, Inc. (a)	190,000	13,786,400
Amgen, Inc.	120,000	22,113,600
Amicus Therapeutics, Inc. (a)	760,000	9,484,800
AnaptysBio, Inc. (a)	235,262	13,273,482
Argenx SE ADR (a)	239,700	33,936,726
Array BioPharma, Inc. (a)	800,000	37,064,000
Ascendis Pharma A/S sponsored ADR (a)	300,000	34,545,000
Atara Biotherapeutics, Inc. (a)	280,000	5,630,800
BeiGene Ltd. ADR (a)(b)	160,000	19,832,000
bluebird bio, Inc. (a)	110,924	14,109,533
Blueprint Medicines Corp. (a)	340,000	32,072,200
Cellectis SA sponsored ADR (a)	201,500	3,143,400
FibroGen, Inc. (a)	500,000	22,590,000
GlycoMimetics, Inc. (a)	500,000	5,960,000
Gritstone Oncology, Inc.	180,000	2,005,200
Immunomedics, Inc. (a)(b)	600,000	8,322,000
Insmed, Inc. (a)	670,000	17,152,000
Intercept Pharmaceuticals, Inc. (a)(b)	140,000	11,139,800
Kura Oncology, Inc. (a)	324,098	6,381,490
Morphosys AG (a)	80,000	7,682,248
Neurocrine Biosciences, Inc. (a)	330,000	27,861,900
Principia Biopharma, Inc.	239,700	7,955,643
Sage Therapeutics, Inc. (a)	23,822	4,361,570
Sarepta Therapeutics, Inc. (a)(b)	500,000	75,975,000
Scholar Rock Holding Corp. (a)	29,017	460,210
uniQure B.V. (a)	160,000	12,504,000
Vertex Pharmaceuticals, Inc. (a)	650,000	119,197,000
Viking Therapeutics, Inc. (a)(b)	500,000	4,150,000
Xencor, Inc. (a)	457,000	18,705,010
Zymeworks, Inc. (a)	302,763	6,660,786
		729,836,808
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	240,000	4,562,400
Health Care Equipment & Supplies - 27.9%
Health Care Equipment - 27.9%
Atricure, Inc. (a)	599,600	17,892,064
Becton, Dickinson & Co.	720,000	181,447,200
Boston Scientific Corp. (a)	4,600,000	197,708,000
Danaher Corp.	330,000	47,163,600
Hologic, Inc. (a)	700,000	33,614,000
Insulet Corp. (a)	400,000	47,752,000
Intuitive Surgical, Inc. (a)	138,000	72,387,900
Masimo Corp. (a)	260,000	38,693,200
Penumbra, Inc. (a)	275,000	44,000,000
Stryker Corp.	480,000	98,678,400
Wright Medical Group NV (a)	1,050,000	31,311,000
		810,647,364
Health Care Providers & Services - 23.5%
Health Care Distributors & Services - 0.9%
Covetrus, Inc. (a)	420,000	10,273,200
EBOS Group Ltd.	1,000,000	15,552,170
		25,825,370
Health Care Facilities - 2.3%
HCA Holdings, Inc.	500,000	67,585,000
Health Care Services - 4.0%
Cigna Corp.	614,000	96,735,700
G1 Therapeutics, Inc. (a)	370,000	11,344,200
Premier, Inc. (a)	240,000	9,386,400
		117,466,300
Managed Health Care - 16.3%
Centene Corp. (a)	1,000,000	52,440,000
Humana, Inc.	360,000	95,508,000
Molina Healthcare, Inc. (a)	230,000	32,922,200
Notre Dame Intermedica Participacoes SA	1,900,000	19,950,260
UnitedHealth Group, Inc.	940,000	229,369,396
Wellcare Health Plans, Inc. (a)	150,000	42,760,500
		472,950,356

TOTAL HEALTH CARE PROVIDERS & SERVICES		683,827,026

Health Care Technology - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	690,700	2,230,961
Castlight Health, Inc. Class B (a)	800,000	2,584,000
		4,814,961
Life Sciences Tools & Services - 1.5%
Life Sciences Tools & Services - 1.5%
Adaptive Biotechnologies Corp.	11,000	531,300
Avantor, Inc.	1,100,000	20,999,000
Lonza Group AG	69,000	23,293,907
		44,824,207
Pharmaceuticals - 17.8%
Pharmaceuticals - 17.8%
Allergan PLC	370,000	61,949,100
Amneal Pharmaceuticals, Inc. (a)	100,000	717,000
Amneal Pharmaceuticals, Inc. (a)(c)	540,541	3,875,679
AstraZeneca PLC (United Kingdom)	1,690,000	138,160,365
Bristol-Myers Squibb Co.	560,000	25,396,000
Dechra Pharmaceuticals PLC	600,000	20,923,696
Eli Lilly & Co.	270,000	29,913,300
MyoKardia, Inc. (a)	220,000	11,030,800
Nektar Therapeutics (a)(b)	500,000	17,790,000
Recordati SpA	270,000	11,255,243
Roche Holding AG (participation certificate)	528,000	148,467,192
RPI International Holdings LP (a)(c)(d)	41,845	6,402,285
The Medicines Company (a)(b)	400,000	14,588,000
Theravance Biopharma, Inc. (a)(b)	500,000	8,165,000
Turning Point Therapeutics, Inc.	18,300	744,810
Zogenix, Inc. (a)	380,000	18,156,400
		517,534,870
Software - 0.5%
Application Software - 0.5%
Benefitfocus, Inc. (a)(b)	575,000	15,611,250
TOTAL COMMON STOCKS
(Cost $2,163,353,369)		2,811,658,886

Convertible Preferred Stocks - 0.9%
Biotechnology - 0.4%
Biotechnology - 0.4%
BioNTech AG:
Series A (a)(c)(d)	25,477	8,394,028
Series A (d)	6,787	2,236,145
Generation Bio Series B (a)(c)(d)	49,800	452,682
		11,082,855
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	5,572,645
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	3,606,378	3,606,378
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(c)(d)	997,101	3,100,984
Series D (c)(d)	482,315	1,500,000
		4,600,984
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,562,247)		24,862,862

Money Market Funds - 6.0%
Fidelity Cash Central Fund 2.42% (e)	85,768,232	85,785,386
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	88,589,166	88,598,025
TOTAL MONEY MARKET FUNDS
(Cost $174,383,411)		174,383,411
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $2,356,299,027)		3,010,905,159
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(101,614,443)
NET ASSETS - 100%		$2,909,290,716

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,904,681 or 1.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Amneal Pharmaceuticals, Inc.	5/4/18	$9,864,873
BioNTech AG Series A	12/29/17	$5,579,683
Generation Bio Series B	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
Outset Medical, Inc. Series D	8/20/18	$1,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$611,994
Fidelity Securities Lending Cash Central Fund	313,432
Total	$925,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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